SHARE-BASED COMPENSATION - Additional Information (Details)															1 Months Ended										12 Months Ended
	Apr. 01, 2024 shares	Nov. 01, 2023 shares	May 05, 2023 shares	Apr. 15, 2023 shares	Apr. 01, 2023 shares	Oct. 27, 2022 shares	Jun. 30, 2022 shares	Apr. 15, 2022 shares	Mar. 15, 2022 shares	Apr. 15, 2021 shares	Mar. 25, 2020 shares	Oct. 26, 2018 shares	Dec. 30, 2016 shares	Jan. 07, 2008 shares	Nov. 30, 2023 $ / shares shares	Feb. 28, 2022 $ / shares shares	Nov. 30, 2020 $ / shares shares	Mar. 31, 2019 $ / shares shares	Jan. 31, 2019 $ / shares shares	Dec. 31, 2018 shares	Nov. 30, 2018 $ / shares shares	Jul. 31, 2018 shares	Aug. 31, 2017 $ / shares shares	Jan. 31, 2017 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2023 CNY (¥) shares
SHARE-BASED COMPENSATION
Vesting rate (as a percent)																25.00%
Granted (in shares)																									587,697	797,700	181,750
Granted (in dollars per share) | $ / shares																									$ 1.07	$ 0.99	$ 0.57
Compensation costs accelerated and recognized | ¥																													¥ 877,321
Additional disclosures
Share-based compensation arrangement by share-based payment award, options, grants in period, weighted average grant date fair value | $ / shares																									$ 0.46	$ 0.31	$ 1.20
Share-based compensation arrangement by share-based payment award, options, exercises in period, intrinsic value | $																									$ 8,773	$ 29,532	$ 58,268
ATA Online
SHARE-BASED COMPENSATION
Compensation costs accelerated and recognized | ¥																													¥ 6,753,771
Officer
SHARE-BASED COMPENSATION
Granted (in dollars per share) | $ / shares																$ 0.79
Share options issued (in shares)																200,000
Options
SHARE-BASED COMPENSATION
Options cancelled (in shares)																					1,772,584
Vested cancelled (in shares)																					1,215,114
Total unrecognized compensation expense | ¥																														¥ 593,891
Weighted average period over which unrecognized compensation expense is expected to be recognized																									9 months
Options | ATA Online
SHARE-BASED COMPENSATION
Options cancelled (in shares)																						129,168
Options | Employees and officers
SHARE-BASED COMPENSATION
Vesting rate (as a percent)																		75.00%			75.00%
Vesting rate (as a percent)																								75.00%
Vesting period for remaining 75% shares																		36 months			36 months			36 months
Vesting rate on the first anniversary (as a percent)																								25.00%
Granted (in shares)																		20,000	50,000	1,772,584	690,000			900,000
Granted (in dollars per share) | $ / shares																		$ 0.532	$ 0.4868		$ 0.578			$ 1.705
Vesting rate at the end of each year from the grant date over 4 years (as a percent)																		25.00%			25.00%
Vested immediately on the grant date (in shares)																				1,412,336
Options | Employee
SHARE-BASED COMPENSATION
Vesting rate (as a percent)																							75.00%
Vesting period for remaining 75% shares																							36 months
Vesting rate on the first anniversary (as a percent)																							25.00%
Granted (in shares)																					363,150		50,000
Granted (in dollars per share) | $ / shares																							$ 2.35
Options | Certain employee and officer
SHARE-BASED COMPENSATION
Vesting period																					4 years
Granted (in dollars per share) | $ / shares																	$ 0.5697
Share options issued (in shares)																	842,000				1,452,600
Options | Officer
SHARE-BASED COMPENSATION
Granted (in dollars per share) | $ / shares																												$ 1.2611
Share options issued (in shares)																												1,698,790
Non-vested shares
SHARE-BASED COMPENSATION
Non-vested shares granted																									872,500	350,500	77,500
Nonvested cancelled (in shares)																					557,470
Total unrecognized compensation expense | ¥																														¥ 2,756,874
Weighted average period over which unrecognized compensation expense is expected to be recognized																									3 years 5 months 8 days
Additional disclosures
Total fair value of shares vested | $																									$ 76,300	$ 150,982	$ 422,516
Number of vested shares withheld upon vesting to satisfy the minimum tax withholding obligation																									19,004	6,148	13,464
Non-vested shares | ATA Online
SHARE-BASED COMPENSATION
Nonvested cancelled (in shares)																						1,262,250
Non-vested shares | Employees and officers
SHARE-BASED COMPENSATION
Vesting period																								4 years
Non-vested shares granted																								2,700,000
Non-vested shares | Certain employee and officer
SHARE-BASED COMPENSATION
Vesting rate (as a percent)						40.00%
Granted (in shares)						273,000
Share options issued (in shares)																	310,000
Vesting rate at the end of each year from the grant date over 4 years (as a percent)						40.00%
Non-vested shares | Directors
SHARE-BASED COMPENSATION
Vesting rate (as a percent)															75.00%						75.00%
Vesting period for remaining 75% shares															36 months						36 months
Non-vested shares granted																					800,000
Vesting rate on the first anniversary (as a percent)																					25.00%
Granted (in shares)															800,000
Vesting rate at the end of each year from the grant date over 4 years (as a percent)															25.00%
Grant date over 4 years | Non-vested shares | Employees and officers
SHARE-BASED COMPENSATION
Vesting rate (as a percent)																								25.00%
2008 Share incentive plan
SHARE-BASED COMPENSATION
Shares authorized													5,726,763	336,307
Annual increase in shares reserved (in shares)														336,307
Expiration term													10 years	10 years
2008 Share incentive plan | Options
SHARE-BASED COMPENSATION
Expiration term																									10 years
2008 Share incentive plan | Non-vested shares
SHARE-BASED COMPENSATION
Vesting period for remaining 75% shares																									4 years
Vesting period																									36 months
2008 Share incentive plan | Vesting on first anniversary | Options
SHARE-BASED COMPENSATION
Vesting rate (as a percent)																									25.00%
2008 Share incentive plan | Vesting ratably over following 36 months | Options
SHARE-BASED COMPENSATION
Vesting rate (as a percent)																									75.00%
Vesting period																									36 months
2008 Share incentive plan | Grant date over 4 years | Non-vested shares
SHARE-BASED COMPENSATION
Vesting rate (as a percent)																									25.00%
Amendment and Restatement of 2008 Plan
SHARE-BASED COMPENSATION
Common shares reserved for issuance												6,965,846																		9,929,472
Second Amendment and Restatement of 2008 Plan
SHARE-BASED COMPENSATION
Annual increase in shares reserved (as a percent)												1.00%		1.00%
First Tranche A | Options | Certain employee and officer
SHARE-BASED COMPENSATION
Granted (in shares)										181,750
Vested (in shares)							46,050
Second Tranche A | Options | Certain employee and officer
SHARE-BASED COMPENSATION
Granted (in shares)								173,002
Third Tranche A | Non-vested shares | Certain employee and officer
SHARE-BASED COMPENSATION
Granted (in shares)				158,000
Third Tranche A | Non-vested shares | Certain employee and officer | Subsequent Event
SHARE-BASED COMPENSATION
Vested (in shares)	83,400
First Tranche B | Non-vested shares | Certain employee and officer
SHARE-BASED COMPENSATION
Non-vested shares granted										77,500
Vested (in shares)							16,000
Second Tranche B | Options | Certain employee and officer
SHARE-BASED COMPENSATION
Vested (in shares)					57,250
Second Tranche B | Non-vested shares | Certain employee and officer
SHARE-BASED COMPENSATION
Non-vested shares granted								77,500
Vested (in shares)					24,750
Third Tranche B | Non-vested shares | Certain employee and officer
SHARE-BASED COMPENSATION
Non-vested shares granted				72,500
Third Tranche B | Non-vested shares | Certain employee and officer | Subsequent Event
SHARE-BASED COMPENSATION
Vested (in shares)	43,250
First Tranche | Options | Officer
SHARE-BASED COMPENSATION
Granted (in shares)											424,698
Second Tranche | Options | Officer
SHARE-BASED COMPENSATION
Granted (in shares)									424,698
Third Tranche | Options | Officer
SHARE-BASED COMPENSATION
Granted (in shares)			424,697
First Tranche C | Options
SHARE-BASED COMPENSATION
Non-vested shares granted		5,000
Granted (in dollars per share) | $ / shares															$ 0.48
Share options issued (in shares)															20,000
First Tranche C | Options | Subsequent Event
SHARE-BASED COMPENSATION
Vested (in shares)	5,000